Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
PIA BBB Bond Fund
Shareholder Report [Line Items]
Fund Name	PIA BBB Bond Fund
Class Name	PIA BBB Bond Fund
Trading Symbol	PBBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIA BBB Bond Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/bbb-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/bbb-bond-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA BBB Bond Fund	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and underperformed its secondary benchmark, the Bloomberg U.S. Credit Baa Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this annual report for the twelve-month period from December 1, 2023, through November 30, 2024, regarding the PIA BBB Bond Fund for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.
The PIA BBB Bond Fund returned 9.04% for the twelve-month period ended November 30, 2024, versus the Bloomberg U.S. Credit Baa Bond Index return of 9.37%. The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions. This will cause some variability in the returns of the Fund relative to those of the benchmark.
The Bloomberg U.S. Aggregate Index returned 6.88% during the reporting period. The Fund’s weighting in primarily Baa rated credit securities is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
Bond Market in Review - The yields on 2-year, 5-year, 10-year and 30-year Treasuries decreased by 53, 22, 16 and 13 basis points, respectively, during the reporting period. The average credit spread on investment grade corporate bonds decreased from 104 to 78 basis points. The average option-adjusted spread on fixed rate agency MBS decreased from 56 to 41 basis points, and the average life decreased from 8.0 to 7.4 years.
We believe that the PIA BBB Bond Fund provides our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds.
Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the twelve-month period ended November 30, 2024. We look forward to reporting to you again with the semi-annual report dated May 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PIA BBB Bond Fund	9.04	0.78	2.63
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg U.S. Credit Baa Bond Index	9.37	1.09	2.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pacificincome.com/mutualfund/bbb-bond-fund/ for more recent performance information.
Visit https://www.pacificincome.com/mutualfund/bbb-bond-fund/ for more recent performance information.

Net Assets	$ 217,975,405
Holdings Count | $ / shares	299
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$217,975,405
Number of Holdings	299
Net Advisory Fee	$0
Portfolio Turnover	9%
Average Credit Quality	BBB
Effective Duration	6.96 years
Weighted Average Maturity	11.10 years
Weighted Average Life	10.80 years
Distribution Yield	3.48%
30-Day SEC Yield	5.15%
30-Day SEC Yield Unsubsidized	5.15%

Holdings [Text Block]

Top 10 Issuers	(%)
AT&T, Inc.	2.4%
Verizon Communications, Inc.	2.3%
Oracle Corp.	2.2%
U.S. Treasury Note/Bond	2.2%
CVS Health Corp.	1.8%
Pacific Gas and Electric Co.	1.7%
T-Mobile USA, Inc.	1.5%
Boeing Co.	1.5%
Mexico Government International Bond	1.5%
Amgen, Inc.	1.5%

Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/bbb-bond-fund/
PIA MBS Bond Fund
Shareholder Report [Line Items]
Fund Name	PIA MBS Bond Fund
Class Name	PIA MBS Bond Fund
Trading Symbol	PMTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIA MBS Bond Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/mbs-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/mbs-bond-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA MBS Bond Fund	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and underperformed its secondary benchmark Bloomberg U.S. MBS Fixed Rate Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The PIA MBS Bond Fund returned 7.04% for the twelve-month period ended December 1, 2024, while the Bloomberg U.S. MBS Fixed Rate Index returned 7.33%. 15-year MBS performed well during the period, and the Fund’s underweight in 15-year MBS was the main detractor from performance. Ginnie Mae 30-year MBS underperformed conventional 30-year MBS (Fannie Mae and Freddie Mac), and the Fund’s underweight in Ginnie Mae mortgages was a positive. Higher coupon mortgage pools generally underperformed lower coupon mortgages, and the underweight in higher coupon pools was a positive.
The Bloomberg U.S. Aggregate Index returned 6.88% during the period. Relative to this index, the Fund’s overweight to securitized sectors and the underweight in treasuries were positives. The Fund doesn’t have any exposure to the corporate credit sector, and this was a negative.
Bond Market in Review - The yields on 2-year, 5-year, 10-year and 30-year Treasuries decreased by 53, 22, 16 and 13 basis points, respectively, during the reporting period. The average credit spread on investment grade corporate bonds decreased from 104 to 78 basis points. The average option-adjusted spread on fixed rate agency MBS decreased from 56 to 41 basis points, and the average life decreased from 8.0 to 7.4 years.
We believe that the PIA MBS Bond Fund provides our clients with a means of efficiently investing in a broadly diversified portfolio of agency mortgage-backed securities.
Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the fiscal ended November 30, 2024. We look forward to reporting to you again with the semi-annual report dated May 31, 2025.

Top Contributors
↑	FNMA 2.5% 30yr pools
↑	FNMA 3.0% 30yr pools
↑	FNMA 3.5% 30yr pools

Top Detractors
↓	Treasury Bills
↓	GNMAII 2.0% 30yr pools
↓	FNMA 5.5% 30yr pools

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PIA MBS Bond Fund	7.04	-0.34	0.99
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg U.S. MBS Fixed Rate Index	7.33	-0.35	1.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pacificincome.com/mutualfund/mbs-bond-fund/ for more recent performance information.
Visit https://www.pacificincome.com/mutualfund/mbs-bond-fund/ for more recent performance information.

Net Assets	$ 98,298,018
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$98,298,018
Number of Holdings	80
Net Advisory Fee	$0
Portfolio Turnover	17%
Average Credit Quality	Aaa
Effective Duration	5.44 years
Weighted Average Maturity	24.40 years
Weighted Average Life	7.89 years
Distribution Yield	3.42%
30-Day SEC Yield	3.84%
30-Day SEC Yield Unsubsidized	3.81%

Holdings [Text Block]

Top 10 Issuers	(%)
FHLMC	35.9%
FNMA	33.3%
GNMA	19.6%
U.S. Treasury Bill	6.4%
Invitation Homes Trust	1.4%
CF Hippolyta Issuer LLC	1.3%
Fidelity Government Portfolio	0.9%
SAFCO Auto Receivables Trust	0.5%
BX Trust	0.4%

Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/mbs-bond-fund/
PIA High Yield MACS Fund
Shareholder Report [Line Items]
Fund Name	PIA High Yield MACS Fund
Class Name	PIA High Yield MACS Fund
Trading Symbol	PIAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIA High Yield MACS Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/pia-high-yield-macs/. You can also request this information by contacting us at 1-800-251-1970.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/pia-high-yield-macs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA High Yield MACS Fund	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and outperformed its secondary benchmark, the Bloomberg U.S. High Yield Corporate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this report for the period from December 1, 2023 through November 30, 2024, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.
The Fund outperformed its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning 14.45%, after fees and expenses, for the twelve months ended November 30, 2024, versus 12.71% for the Index.
The Bloomberg U.S. Aggregate Index returned 6.88% during the reporting period. The Fund’s weighting in primarily high yield rated credit securities is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
The primary factors contributing to the outperformance of the Fund were the distribution of returns by credit rating and individual credit selection. With regards to ratings, during the period, the Fund was significantly underweight Ba(s), the worst performing ratings cohort, while overweight B(s) and Caa(s), the superior performing ratings cohorts.
The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Top Contributors
↑	VistaJet Malta Finance PLC / Vista Management Holding, Inc. 6.375 2/1/2030
↑	TMS International Corp./DE 6.250 4/15/2029
↑	Iris Holdings, Inc. 8.750 2/15/2026
↑	TKC Holdings, Inc. 10.500 5/15/2029
↑	Spanish Broadcasting System, Inc. 9.750 3/1/2026

Top Detractors
↓	Urban One, Inc. 7.375 2/1/2028
↓	ASP Unifrax Holdings, Inc. 5.525 9/30/2028
↓	H-Food Holdings LLC / Hearthside Finance Co., Inc. 8.500 6/1/2026
↓	ModivCare Escrow Issuer, Inc. 5.000 10/1/2029
↓	OT Merger Corp. 7.875 10/15/2029

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/26/2017)
PIA High Yield MACS Fund	14.45	6.87	5.96
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.27
Bloomberg U.S. High Yield Corporate Bond Index	12.71	4.72	4.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pacificincome.com/mutualfund/pia-high-yield-macs/ for more recent performance information.
Visit https://www.pacificincome.com/mutualfund/pia-high-yield-macs/ for more recent performance information.

Net Assets	$ 177,855,006
Holdings Count | $ / shares	115
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$177,855,006
Number of Holdings	115
Net Advisory Fee	$0
Portfolio Turnover	29%
Average Credit Quality	B
Effective Duration	2.68 years
Weighted Average Maturity	4.10 years
Weighted Average Life	4.10 years
Distribution Yield	7.39%
30-Day SEC Yield	9.41%
30-Day SEC Yield Unsubsidized	9.41%

Holdings [Text Block]

Top 10 Issuers	(%)
TKC Holdings, Inc.	1.7%
Verde Purchaser LLC	1.6%
Consolidated Energy Finance SA	1.6%
Mercer International, Inc.	1.6%
Rocket Software, Inc.	1.6%
Iris Holdings, Inc.	1.5%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	1.5%
TMS International Corp./DE	1.4%
ITT Holdings LLC	1.4%
Fidelity Government Portfolio	1.4%

Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/pia-high-yield-macs/
Institutional
Shareholder Report [Line Items]
Fund Name	PIA High Yield Fund
Class Name	PIA High Yield Fund
Trading Symbol	PHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIA High Yield Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/high-yield-fund/. You can also request this information by contacting us at 1-800-251-1970.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/high-yield-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA High Yield Fund	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and outperformed its secondary benchmark, the Bloomberg U.S. High Yield Corporate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this report for the period from December 1, 2023 through November 30, 2024, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.
The Fund outperformed its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning 13.73%, after fees and expenses, for the twelve months ended November 30, 2024, versus 12.71% for the Index.
The Bloomberg U.S. Aggregate Index returned 6.88% during the reporting period. The Fund’s weighting in primarily high yield rated credit securities is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
The primary factors contributing to the outperformance of the Fund were the distribution of returns by credit rating and individual credit selection. With regards to ratings, during the period, the Fund was significantly underweight Ba(s), the worst performing ratings cohort, while overweight B(s) and Caa(s), the superior performing ratings cohorts.
The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Top Contributors
↑	Polar US Borrower LLC / Schenectady International Group, Inc. 6.750 5/15/2026
↑	VistaJet Malta Finance PLC / Vista Management Holding, Inc. 6.375 2/1/2030
↑	Iris Holdings, Inc. 8.750 2/15/2026
↑	TMS International Corp./DE 6.25 4/15/2029
↑	TKC holdings, Inc. 10.500 5/15/2029

Top Detractors
↓	ASP Unifrax Holdings, Inc. 5.250 9/30/2028
↓	Urban One, Inc. 7.375 2/1/2028
↓	OT Merger Corp 7.875 10/15/2029
↓	ModivCare Escrow Issuer, Inc. 5.000 10/1/2029
↓	Bally’s Corporation 5.875 9/1/2031

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PIA High Yield Fund	13.73	6.33	5.54
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg U.S. High Yield Corporate Bond Index	12.71	4.72	5.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pacificincome.com/mutualfund/high-yield-fund/ for more recent performance information.
Visit https://www.pacificincome.com/mutualfund/high-yield-fund/ for more recent performance information.

Net Assets	$ 93,488,638
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 250,945
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$93,488,638
Number of Holdings	113
Net Advisory Fee	$250,945
Portfolio Turnover	43%
Average Credit Quality	B
Effective Duration	2.48 years
Weighted Average Maturity	3.80 years
Weighted Average Life	3.78 years
Distribution Yield	6.70%
30-Day SEC Yield	8.28%
30-Day SEC Yield Unsubsidized	8.06%

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Government Portfolio	10.5%
Consolidated Energy Finance SA	1.7%
TKC Holdings, Inc.	1.4%
TMS International Corp./DE	1.3%
Mercer International, Inc.	1.3%
NGL Energy Operating LLC / NGL Energy Finance Corp.	1.3%
Xerox Holdings Corp.	1.3%
Alta Equipment Group, Inc.	1.3%
Cerdia Finanz GmbH	1.3%
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	1.2%

Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/high-yield-fund/
PIA Short Term Securities Fund
Shareholder Report [Line Items]
Fund Name	PIA Short Term Securities Fund
Class Name	PIA Short Term Securities Fund
Trading Symbol	PIASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIA Short Term Securities Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/short-term-securities-fund/. You can also request this information by contacting us at 1-800-251-1970.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/short-term-securities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA Short Term Securities Fund	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and outperformed its secondary benchmark, the ICE BofA 1-Year US Treasury Note Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this annual report for the twelve-month period from December 1, 2023 through November 30, 2024, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.
For the twelve months ended November 30, 2024, the Fund generated a total return, including the reinvestment of dividends and capital gains, of 5.95%, versus a total return of 5.01% for the Fund’s secondary benchmark, the ICE BofA 1-Year U.S. Treasury Note Index.
The Fund’s outperformance versus the ICE BofA 1-Year U.S. Treasury Note Index during the reporting period can be primarily attributed to an overweight in investment grade corporate debt securities, with financial, utility and industrial credits all outperforming equivalent duration U.S. Treasuries based on excess returns. The Fund also benefited from its weighting in commercial mortgage-backed securities and asset-backed securities.
The Bloomberg U.S. Aggregate Index returned 6.88% during the reporting period. The Fund’s substantially shorter duration is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.
Bond Market in Review - The yields on 1-year, 2-year and 3-year Treasuries decreased by 84, 53 and 35 basis points, respectively, and the yields on 5-year, 10-year and 30-year Treasuries decreased by 22, 16 and 13 basis points, respectively, during the reporting period. The average credit spread on investment grade corporate bonds decreased from 104 to 78 basis points and the average option-adjusted spread on fixed rate agency mortgage-backed securities decreased from 56 to 41 basis points.
Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the twelve-month period ended November 30, 2024. We look forward to reporting to you again with the semi-annual report dated May 31, 2025.

Top Contributors
↑	1. Investment grade corporate debt securities, comprised of financial, utility and industrial credits, all outperformed equivalent duration U.S. Treasuries based on excess returns.

Top Detractors
↓	None

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PIA Short Term Securities Fund	5.95	2.29	1.82
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
ICE BofA 1-Year U.S. Treasury Note Index	5.01	1.96	1.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pacificincome.com/mutualfund/short-term-securities-fund/ for more recent performance information.
Visit https://www.pacificincome.com/mutualfund/short-term-securities-fund/ for more recent performance information.

Net Assets	$ 159,779,771
Holdings Count | $ / shares	108
Advisory Fees Paid, Amount	$ 281,880
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$159,779,771
Number of Holdings	108
Net Advisory Fee	$281,880
Portfolio Turnover	64%
Average Credit Quality	Aa
Effective Duration	1.15 years
Weighted Average Maturity	2.70 years
Weighted Average Life	1.36 years
Distribution Yield	4.31%
30-Day SEC Yield	4.59%
30-Day SEC Yield Unsubsidized	4.58%

Holdings [Text Block]

Top 10 Issuers	(%)
U.S. Treasury Note/Bond	15.4%
U.S. Treasury Bill	15.1%
BX Trust	5.8%
Sonoco Products Co.	2.5%
AEGON Funding Co. LLC	1.9%
CONE Trust	1.9%
Quanta Services, Inc.	1.9%
Tesla Auto Lease Trust	1.9%
FCI Funding	1.8%
Fidelity Government Portfolio	1.7%

Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/short-term-securities-fund/